UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
  (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS
AT JUNE 30, 2018 (Unaudited)

Shares		Value
COMMON STOCKS: 80.9%
Aerospace/Defense: 2.8%
3,067	General Dynamics Corp.	$571,719
1,813	Lockheed Martin Corp.	535,615
1,882	Northrop Grumman Corp.	579,091
		1,686,425
Auto Parts & Equipment: 1.0%
14,853	Allison Transmission Holdings, Inc.	601,398

Banks: 5.8%
15,710	BankUnited, Inc.	641,753
19,138	Fifth Third Bancorp	549,261
5,338	JPMorgan Chase & Co.	556,220
11,597	Morgan Stanley	549,698
31,714	Regions Financial Corp.	563,875
11,119	Walker & Dunlop, Inc.	618,772
		3,479,579
Beverages: 1.0%
5,898	Anheuser-Busch InBev SA/NV - ADR	594,282

Biotechnology: 2.1%
2,246	Biogen, Inc. [1]	651,879
3,558	Vertex Pharmaceuticals, Inc. [1]	604,718
		1,256,597
Building Materials: 1.8%
12,484	Boise Cascade Co.	558,035
20,303	Louisiana Pacific Corp.	552,647
		1,110,682

Chemicals: 5.0%
5,873	Eastman Chemical Co.	587,065
18,592	Huntsman Corp.	542,886
5,715	LyondellBasell Industries NV - Class A	627,793
8,959	Methanex Corp.	633,401
5,554	Westlake Chemical Corp.	597,777
		2,988,922
Commercial Services: 1.0%
7,469	Total System Services, Inc.	631,280

Computers: 2.9%
8,456	Cognizant Technology Solutions Corp. - Class A	667,939
31,922	Hewlett Packard Enterprise Co.	466,380
9,841	MAXIMUS, Inc.	611,225
		1,745,544

Diversified Financial Services: 7.9%
21,976	Ally Financial, Inc.	577,309
37,370	BrightSphere Investment Group PLC	532,896
3,781	CME Group, Inc.	619,782
9,458	E*TRADE Financial Corp. [1]	578,451
8,692	Interactive Brokers Group, Inc. - Class A	559,852
8,927	LPL Financial Holdings, Inc.	585,076
3,502	Mastercard, Inc. - Class A	688,213
6,719	Nasdaq, Inc.	613,243
		4,754,822
Electronics: 1.9%
33,229	Electro Scientific Industries, Inc. [1]	524,022
7,311	Tech Data Corp. [1]	600,379
		1,124,401
Entertainment: 1.1%
19,096	Penn National Gaming, Inc. [1]	641,435

Healthcare-Products: 2.2%
11,681	Orthofix International NV [1]	663,715
5,699	Varian Medical Systems, Inc. [1]	648,090
		1,311,805
Healthcare-Services: 1.1%
6,157	Quest Diagnostics, Inc.	676,901

Home Builders: 1.0%
202	NVR, Inc. [1]	600,011

Home Furnishings: 1.0%
12,281	Sony Corp. - ADR	629,524

Household Products/Wares: 1.2%
7,297	Helen of Troy Ltd. [1]	718,390

Insurance: 3.8%
6,404	The Allstate Corp.	584,493
11,224	First American Financial Corp.	580,505
9,835	Progressive Corp.	581,740
4,072	Reinsurance Group of America, Inc.	543,531
		2,290,269
Internet: 1.2%
3,606	Facebook, Inc. - Class A [1]	700,718

Lodging: 3.1%
7,958	Hilton Worldwide Holdings, Inc.	629,955
8,649	Hyatt Hotels Corp. - Class A	667,271
4,447	Marriott International, Inc. - Class A	562,990
		1,860,216
Machinery-Construction & Mining: 1.1%
15,211	Terex Corp.	641,752

Mining: 0.9%
32,014	Freeport-McMoRan, Inc.	552,562

Miscellaneous Manufacturing: 1.0%
9,288	Textron, Inc.	612,172

Oil & Gas: 9.0%
9,763	Chevron Corp.	1,234,336
9,840	ConocoPhillips	685,061
8,102	HollyFrontier Corp.	554,420
8,190	Marathon Petroleum Corp.	574,610
7,381	Occidental Petroleum Corp.	617,642
12,994	PBF Energy, Inc. - Class A	544,838
5,151	Phillips 66	578,509
5,479	Valero Energy Corp.	607,238
		5,396,654
Pharmaceuticals: 4.3%
8,394	Express Scripts Holding Co. [1]	648,101
28,051	Grifols SA - ADR	603,096
12,326	Herbalife Nutrition Ltd. [1]	662,153
7,538	Zoetis, Inc.	642,162
		2,555,512
Retail: 3.4%
27,939	Abercrombie & Fitch Co. - Class A	683,947
2,609	Domino's Pizza, Inc.	736,181
7,910	Yum! Brands, Inc.	618,720
		2,038,848
Semiconductors: 1.9%
10,616	Micron Technology, Inc. [1]	556,703
2,402	NVIDIA Corp.	569,034
		1,125,737
Software: 7.4%
7,335	Aspen Technology, Inc. [1]	680,248
15,033	Cadence Design System, Inc. [1]	651,079
9,039	CDK Global, Inc.	587,987
10,453	Cerner Corp. [1]	624,985
3,141	Intuit, Inc.	641,722
10,789	Pegasystems, Inc.	591,237
4,683	Salesforce.com, Inc. [1]	638,761
		4,416,019
Telecommunications: 1.9%
2,120	Arista Networks, Inc. [1]	545,879
9,812	T-Mobile US, Inc. [1]	586,267
		1,132,146
Transportation: 1.1%
16,887	Werner Enterprises, Inc.	634,107
TOTAL COMMON STOCKS
(Cost $44,332,167)		48,508,710

INVESTMENT COMPANIES: 17.3%
124,289	iShares 1-3 Year Treasury Bond ETF	10,361,974
TOTAL INVESTMENT COMPANIES
(Cost $10,355,949)		10,361,974

SHORT-TERM INVESTMENTS: 2.1%
Money Market Funds: 2.1%
1,266,962	First American Government Obligations Fund - Class X, 1.799% [2]	1,266,962
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,266,962)		1,266,962

TOTAL INVESTMENTS IN SECURITIES: 100.3%
(Cost $55,955,078)		60,137,646
Liabilities in Excess of Other Assets: (0.3)%		(208,643)
TOTAL NET ASSETS: 100.0%		$59,929,003

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
[1]	Non-income producing security.
[2]	Seven-day yield as of June 30, 2018.

CAN SLIM® SELECT GROWTH FUND
Summary of Fair Value Exposure at June 30, 2018 (Unaudited)

The CAN SLIM Select Growth Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2018. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$48,508,710	$–	$–	$48,508,710
Investment Companies	10,361,974	–	–	10,361,974
Short-Term Investments	1,266,962	–	–	1,266,962
Total Investments in Securities	$60,137,646	$–	$–	$60,137,646

It is the Fund's policy to recognize transfers between levels at the end of the Fund's reporting period.

The Fund did not record any transfers into or out of Levels 1, 2, or 3 for the period ended June 30, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*/s/ Elaine E. Richards
 Elaine E. Richards, President/Principal Executive Officer

Date                                                   8/17/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
     Elaine E. Richards, President/Principal Executive Officer

Date                                                   8/17/18

By (Signature and Title)* /s/ Aaron J. Perkovich
 Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date                                                  8/20/18

* Print the name and title of each signing officer under his or her signature.